Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (Benefit Concepts, Inc., USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Goodwill	$ 19.0
Other net assets acquired	3.2
Deferred income taxes	(4.0)
Total allocation of purchase price	28.8
Customer Relationships
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Finite-lived intangible asset acquired	8.0
Developed technology
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Finite-lived intangible asset acquired	2.4
Other Intangible Assets
Schedule Of Finite And Indefinite Lived Assets Acquired And Liabilities Assumed By Major Class [Line Items]
Finite-lived intangible asset acquired	$ 0.2